ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Payables and Accruals [Abstract]
Accrued expenses	$ 95,341	$ 169,010
Other current liabilities	31,356	25,015
Total	$ 126,697	$ 194,025